FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The changes in Level 3 liabilities associated with the 2011-2012 Private Placement and the September 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of September 30, 2015:

Fair value
of liability
related to
warrants

Balance at December 31, 2014	$4,003
Change in fair value of warrants during the period	(377)

Balance at September 30, 2015 (unaudited)	$3,626

The following tabular presentation reflects the components of the liability associated with such warrants as of December 31, 2014:

Fair value of liability related to warrants

Balance at December 31, 2013	$2,696
Fair value of warrants to investors and placement agent that were issued in the February 2014 Private Placement (see also Note 9c)	3,230
Exchange of warrants from issuance of Common Stock in the February 2014 Private Placement (see also Note 9c)	(1,056)
Fair value of warrants to investors and placement agent that were issued in the September 2014 Private Placement (see also Note 9d)	1,336
Change in fair value of warrants during the period	(2,194)
Exercise of warrants (*)	(9)

Balance at December 31, 2014	$4,003

(*)	During the year ended December 31, 2014, 1,824 warrants from the above issuances were exercised for an aggregate of 1,824 shares of Common Stock.

Investors Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Investors' warrants in 2011-2012 Private Placement:

September 30,
2015

Risk-free interest rate (1)	0.36%
Expected volatility (2)	93.72%
Expected life (in years) (3)	1.08
Expected dividend yield (4)	0%

Fair value per warrant	$0.30

Investors' warrants in 2011-2012 Private Placement:

	December 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.59%	0.70%
Expected volatility (2)	47.72%	52.09%
Expected life (in years) (3)	1.82	2.82
Expected dividend yield (4)	0%	0%

Fair value per warrant	$1.05	$3.70

Investors Warrants [Member] | September 2014 Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Investors' warrants in September 2014 Private Placement:

September 30,
2015

Risk-free interest rate (1)	0.92%
Expected volatility (2)	90.15%
Expected life (in years) (3)	2.98
Expected dividend yield (4)	0%

Fair value per warrant	$0.15

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)
Expected volatility - was calculated based on actual historical stock price movements of the Company together with companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Investors' warrants in September 2014 Private Placement:

	December 31, 2014	Issuance date

Risk-free interest rate (1)	1.30%	1.42%
Expected volatility (2)	49.14%	48.75%
Expected life (in years) (3)	3.73	4.00
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.02	$0.25

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Placement Agent Warrants [Member] | Private Placement Warrants 2011-2012 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Placement agent's warrants 2011-2012 Private Placement:

September 30,
2015

Risk-free interest rate (1)	0.08%
Expected volatility (2)	79.22%
Expected life (in years) (3)	0.53
Expected dividend yield (4)	0%

Fair value per warrant	$0.17-0.20

Placement agent's warrants 2011-2012 Private Placement:

	December 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.36%	0.50%
Expected volatility (2)	46.46%	50.91%
Expected life (in years) (3)	1.27	2.25
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.83-1.06	$3.35-4.15

Investors And Placement Agent Warrants [Member] | February 2014 Private Placement warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Investors and placement agent's warrants in February 2014 Private Placement:

	August 15, 2014	Issuance date

Risk-free interest rate (1)	1.48%	1.63%
Expected volatility (2)	51.21%	61.49%
Expected life (in years) (3)	4.80	5.20
Expected dividend yield (4)	0%	0%

Fair value per warrant	$1.10	$8.90